NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Summarized accounts for non-wholly owned subsidiaries
The following provides information about our partnership’s wholly-owned subsidiaries as of December 31, 2017 and 2016:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2017	2016
Transport
Australian rail operation	Arc Infrastructure Holdings No. 1 Pty Ltd	Australia	100	100
Energy
Australian energy distribution operation	Tas Gas Networks Pty Ltd	Australia	100	100
The following table presents details of non-wholly owned subsidiaries of our partnership:

			Ownership Interest (%)		Voting interest (%)
		Country of incorporation
Defined Name	Name of entity		2017	2016	2017	2016
Utilities
U.K. regulated distribution operation	BUUK Infrastructure Holdings Limited	U.K.	80	80	80	80
Australian regulated terminal operation	DBCT Management Pty Ltd(1)	Australia	71	71	100	100
Colombian regulated distribution operation	Empresa de Energia de Boyaca S.A.(1)	Colombia	17	17	100	100
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A. (1),(2)	Brazil	28	—	90	—
Transport
U.K. ports operation	Brookfield Port Acquisitions (UK) Limited(1)	U.K.	59	59	100	100
Australian ports operation	Linx Cargo Care Group Pty Ltd(1),(3)	Australia	27	27	67	67
Chilean toll roads	Sociedad Concesionaria Vespucio Norte Express S.A.(1)	Chile	51	51	89	89
Indian toll roads	BIF India Holdings Pte Ltd(1),(4)	Singapore	40	40	93	93
Peruvian toll roads	Rutas de Lima S.A.C(1),(5)	Peru	17	17	57	57
Energy
North American gas storage operation(6)	Warwick Gas Storage L.P.(1)	Canada	25	25	100	100
Canadian district energy operation	Enwave Energy Corporation(1)	Canada	25	25	100	100
U.S. district energy operation	Enwave USA(1)	U.S.	40	40	100	100
North American gas storage operation(6)	Lodi Gas Storage(1)	U.S.	40	40	100	100
North American gas storage operation(6)	Rockpoint Gas Storage Partners L.P.(1),(7)	U.S.	40	40	100	100
Corporate & Other
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)
For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.

(2)
In April 2017, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund (the “consortium”), acquired an effective 28% interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, for total consideration of $1.6 billion.

(3)
In August 2016, Brookfield Infrastructure expanded its ports business to Australia as it acquired a 27% interest in Linx Cargo Care Group Pty Ltd through a Brookfield-sponsored infrastructure fund, along with institutional partners (the “Brookfield Consortium”) for total consideration of $145 million.

(4)
In March 2016, Brookfield Infrastructure acquired a 40% interest in a toll road business in India from Gammon Infrastructure Projects Limited for consideration of $42 million through a Brookfield-sponsored infrastructure fund.

(5)	In June 2016, Brookfield Infrastructure acquired a 17% interest in Rutas de Lima S.A.C. for total consideration of $127 million through a Brookfield-sponsored infrastructure fund.

(6)	North American gas storage operations include Warwick Gas Storage L.P., Lodi Gas Storage and Rockpoint Gas Storage Partners L.P.

(7)	In July 2016, Brookfield Infrastructure acquired a 40% interest in Rockpoint Gas Storage Partners L.P. for consideration of $227 million through a Brookfield-sponsored infrastructure fund.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2017
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution	$107	$3,550	$281	$2,261	$217	$898
Australian regulated terminal	38	2,229	34	2,035	62	136
Colombian regulated distribution	68	764	26	438	302	66
Brazilian regulated gas transmission operation	322	5,990	73	2,015	3,081	1,143
Transport
U.K. port operation	44	880	133	353	179	259
Australian port operation	163	628	101	218	346	126
Chilean toll roads	84	1,116	59	989	75	77
Peruvian toll roads	101	1,356	18	674	644	121
Indian toll roads	58	256	30	185	60	39
Energy
North American gas storage operation	206	1,259	244	409	502	310
Canadian district energy operation	75	699	55	394	243	82
U.S. district energy operation	37	799	19	668	78	71
Corporate & Other
Holding LP and other	127	244	392	2,060	84	(2,165)
Total	$1,430	$19,770	$1,465	$12,699	$5,873	$1,163

(1)	Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.

	As of December 31, 2016
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution	$65	$2,985	$154	$1,919	$183	$794
Australian regulated terminal	27	2,162	(9)	1,926	70	202
Colombian regulated distribution	55	701	27	369	294	66
Transport
U.K. port operation	42	754	108	324	150	214
Australian port operation	142	587	94	205	315	115
Chilean toll roads	102	1,069	50	941	89	91
Brazilian toll roads	42	466	27	—	189	292
Peruvian toll roads	127	1,261	27	635	610	116
Indian toll roads	52	264	36	186	58	36
Energy
North American gas storage	199	1,141	136	478	452	274
Canadian district energy operation	15	570	13	290	209	73
U.S. district energy operation	43	697	62	537	73	68
Corporate & Other
Holding LP and other	631	377	677	810	79	(558)
Total	$1,542	$13,034	$1,402	$8,620	$2,771	$1,783

(1)	Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2017
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$385	$21	$29	$114	$118
Australian regulated terminal operation	301	15	3	35	7
Colombian regulated distribution operation	161	12	38	2	7
Brazilian regulated gas transmission operation	938	349	(160)	146	(72)
Transport
U.K. port operation	180	8	21	22	29
Australian port operation	501	(7)	28	(3)	9
Chilean toll roads	154	—	7	—	8
Peruvian toll roads	103	12	22	2	5
Indian toll roads	57	(2)	4	(1)	3
Energy
North American gas storage operation	149	30	74	18	47
Canadian district energy operation	95	(2)	39	—	13
U.S. district energy operation	131	10	40	7	26
Corporate & Other
Holding LP and other	22	(3)	1	(349)	(410)
Total	$3,177	$443	$146	$(7)	$(210)

	Year ended December 31, 2016
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$347	$12	$(14)	$79	$(55)
Australian regulated terminal operation	299	15	(5)	46	(12)
Colombian regulated distribution operation	150	10	45	2	10
Transport
U.K. port operation	178	11	(37)	20	(52)
Australian port operation	182	(18)	(24)	(7)	(8)
Chilean toll roads	127	(9)	7	(10)	8
Brazilian toll roads	—	6	38	5	25
Peruvian toll roads	97	(8)	(7)	(2)	(1)
Indian toll roads	39	(3)	1	(3)	—
Energy
North American gas storage operation	100	1	—	1	—
Canadian district energy operation	79	(1)	31	1	11
U.S. district energy operation	111	(6)	31	—	20
Corporate & Other
Holding LP and other	15	31	1	31	180
Total	$1,724	$41	$67	$163	$126

	Year ended December 31, 2015
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$339	$21	$25	$122	$101
Australian regulated terminal operation	330	15	(4)	68	(9)
Colombian regulated distribution operation	152	13	(26)	16	(9)
Transport
U.K. port operation	220	7	13	22	18
Chilean toll roads	113	(7)	(20)	(15)	(21)
Energy
North American gas storage operation	20	(8)	5	(12)	1
Canadian district energy operation	80	—	6	—	2
U.S. district energy operation	114	(6)	8	(3)	5
Corporate & Other
Holding LP and other	21	55	(90)	5	(32)
Total	$1,389	$90	$(83)	$203	$56
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2017			Year ended December 31, 2016
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$220	$(343)	$129	$244	$(487)	$245
Australian regulated terminal operation	96	(9)	(87)	128	(22)	(106)
Colombian regulated distribution operation	7	(22)	26	17	(18)	—
Brazilian regulated gas transmission operation	819	83	(839)	—	—	—
Transport
U.K. port operation	46	(40)	(10)	33	(24)	(14)
Australian port operation	37	(39)	12	7	(99)	154
Chilean toll roads	56	(5)	(88)	63	(1)	(99)
Brazilian toll roads	—	—	—	2	(70)	70
Peruvian toll roads	46	(67)	—	29	25	1
Indian toll roads	30	(7)	(22)	(7)	28	(10)
Energy
North American gas storage operation	55	(9)	(76)	(12)	6	46
Canadian district energy operation	26	(82)	102	27	(18)	(13)
U.S. district energy operation	24	8	(28)	26	(33)	9
Corporate & Other
Holding LP and other	(98)	(5,089)	4,721	124	(282)	618
Total	$1,364	$(5,621)	$3,840	$681	$(995)	$901

	Cash Flow Activities
	Year ended December 31, 2015
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$164	$(242)	$92
Australian regulated terminal operation	103	(37)	(67)
New England electricity transmission operation	2	—	(2)
Colombian regulated distribution operation	16	(6)	(7)
Transport
U.K. port operation	19	(66)	61
Australian port operation	—	—	—
Chilean toll roads	70	—	(38)
Energy
North American gas storage operation	(3)	(1)	1
Canadian district energy operation	22	(16)	(23)
U.S. district energy operation	21	(13)	(7)
Corporate & Other
Holding LP and other	92	(650)	554
Total	$506	$(1,031)	$564